Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting commissions and issue expenses [Member]	Unit premiums and reserves [Member]	Total
Balance as at January 1, 2022 at Dec. 31, 2020	$ 4,105,189	$ 898,560	$ (110,960)	$ 125	$ 4,892,914
Balance (in number of units) at Dec. 31, 2020	321,576,027
Proceeds from issuance of Units (note 7)	$ 348,196				348,196
Proceeds from issuance of Units (in number of units) (note 7)	24,050,179
Cost of redemption of Units (note 7)	$ (23,101)	(11,088)		1	(34,188)
Cost of redemption of Units (in number of units) (note7)	(2,310,119)
Net income (loss) and comprehensive income (loss) for the year		(197,994)			(197,994)
Underwriting commissions and issue expenses			(905)		(905)
Balance as at December 31, 2022 at Dec. 31, 2021	$ 4,430,284	689,478	(111,865)	126	5,008,023
Balance (in number of units) at Dec. 31, 2021	343,316,087
Proceeds from issuance of Units (note 7)	$ 822,541				822,541
Proceeds from issuance of Units (in number of units) (note 7)	54,043,669
Cost of redemption of Units (note 7)	$ (137)	(58)		10	(185)
Cost of redemption of Units (in number of units) (note7)	(13,719)
Net income (loss) and comprehensive income (loss) for the year		(82,470)			(82,470)
Underwriting commissions and issue expenses			(1,814)		(1,814)
Balance as at December 31, 2022 at Dec. 31, 2022	$ 5,252,688	$ 606,950	$ (113,679)	$ 136	$ 5,746,095
Balance (in number of units) at Dec. 31, 2022	397,346,037